Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Debt [Abstract]
Schedule of short-term borrowings	Short-term borrowings consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Unsecured bank loans	1,200,000	1,360,000